Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

Note 6. Leases

In December 2019, the Company entered an office lease in connection with the relocation of its executive office to Raleigh, North Carolina. The Company accounted for this lease as an operating lease under the guidance of Topic 842. Rent expense under the new lease is $3 per month, with annual increases of 3% during the three-year term. The Company used an incremental borrowing rate of 29.91% based on the weighted average effective interest rate of its outstanding debt. In December 2019, the Company recorded a Right of Use Asset of $79 and a corresponding Lease Liability of $79. The Right to Use Asset is accounted for as an operating lease and has a balance, net of amortization, of $51 as of March 31, 2021.

Total future minimum payments required under the lease agreement are as follows:

Amount
Remainder of 2021	$28
2022	38
Total undiscounted minimum future lease payments	$66
Less Imputed interest	(15)
Present value of operating lease liabilities	$51
Disclosed as:
Current portion	$26
Non-current portion	25
$51

The Company recorded rent expense of $9 and $9 for the three months ended March 31, 2021 and 2020, respectively.

At March 31, 2021, the weighted average remaining lease term for operating lease was 1.7 years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

Note 6. Leases

In December 2019, the Company entered a new office lease in connection with the relocation of its executive office to Raleigh, North Carolina. The Company accounted for its new office lease as an operating lease under the guidance of Topic 842. Rent expense under the new lease is $3 per month, with annual increases of 3% during the three-year term. The Company used an incremental borrowing rate of 29.91% based on the weighted average effective interest rate of its outstanding debt. In December 2019, the Company recorded a Right of Use Asset of $79 and a corresponding Lease Liability of $79. The Right to Use Asset is accounted for as an operating lease and has a balance, net of amortization, of $56 as of December 31, 2020.

Total future minimum payments required under the lease agreement are as follows:

Amount
2021	$38
2022	38
Total undiscounted minimum future lease payments	$76
Less Imputed interest	(20)
Present value of operating lease liabilities	$56
Disclosed as:
Current portion	$23
Non-current portion	33

The Company’s former executive office was located in Durham, North Carolina under a sublease agreement that was terminated in December 2019, with monthly rent of $7 in the final year of the sublease agreement. The Company recorded rent expense of $36 and $64 for the years ended December 31, 2020 and 2019, respectively.

At December 31, 2020, the weighted average remaining lease term for the operating lease was 2.0 years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.